SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Disclosure of events after reporting period abstract
Disclosure of events after reporting period [text block]

28 SUBSEQUENT EVENTS

There were no significant subsequent events between the year-end reporting date of June 30, 2018 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.

Acquisition of FWGR

On November 22, 2017, DRDGOLD Limited signed an agreement for the acquisition of the gold assets associated with Sibanye-Stillwater’s West Rand Tailings Retreatment Project (“WRTRP”), to be known going forward as Far West Gold Recoveries Proprietary Limited (“FWGR”).

On July 31, 2018 the transaction became effective on the waiver of the last outstanding condition, being the granting of the Section 102 Applications to Sibanye-Stillwater.

As purchase consideration for the acquisition of these assets, DRDGOLD Limited issued 265 million new ordinary shares equal to 38.05% of DRDGOLD Limited’s outstanding shares to Sibanye-Stillwater and granted Sibanye-Stillwater an option to subscribe for new ordinary shares up to a total of 50.1% of the total issued ordinary shares of DRDGOLD Limited at a 10% discount to the prevailing market value, to be exercised within a period of 2 years from the effective date of the acquisition.

Additional disclosures are included in the following notes:

NOTE 4 REVENUE

NOTE 19 CAPITAL MANAGEMENT

NOTE 20 EQUITY